Related party balances and transactions - Amounts due to related parties (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related party balances and transactions
Amounts due to related parties	¥ 245,000	$ 34,201	¥ 275,100
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Mr. Yuan Li
Related party balances and transactions
Amounts due to related parties	¥ 245,000	$ 34,201	¥ 275,000
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Ms. Li Tan
Related party balances and transactions
Amounts due to related parties			¥ 100
Other Liability, Current, Related Party [Extensible Enumeration]			Related Party [Member]